================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number     811-10479

      O'Connor Fund of Funds: Event LLC (formerly, UBS Event Fund, L.L.C.)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                                New York,NY 10171
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago,Illinois 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                    Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       O'CONNOR FUND OF FUNDS: EVENT LLC
                       (FORMERLY UBS EVENT FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                       O'CONNOR FUND OF FUNDS: EVENT LLC
                       (FORMERLY UBS EVENT FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital      1

Statement of Operations                                    2

Statements of Changes in Members' Capital                  3

Statement of Cash Flows                                    4

Financial Highlights                                       5

Notes to Financial Statements                              7

Schedule of Portfolio Investments                          17

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

--------------------------------------------------------------------------------------------------------
ASSETS
Investments in Investment Funds, at fair value (cost $85,328,246)                           $107,515,084
Cash and cash equivalents                                                                      7,257,806
Receivable from Investment Funds                                                              11,709,842
Receivable from Highland Credit Strategies Fund, Ltd.                                          4,437,469
Other assets                                                                                      29,680
--------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                 130,949,881
--------------------------------------------------------------------------------------------------------

LIABILITIES

Withdrawals payable                                                                           12,538,760
Subscriptions received in advance                                                              1,150,000
Professional fees payable                                                                        205,118
Management Fee payable                                                                           135,878
Administration fee payable                                                                        21,347
Directors' fees payable                                                                           12,068
Withdrawal payable to Adviser                                                                        665
Custody fee payable                                                                                  472
Other liabilities                                                                                 56,255
--------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                             14,120,563
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                            $116,829,318
--------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                   $ 93,852,301
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds
and receivable                                                                                22,977,017
--------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                            $116,829,318
--------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011


---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                                             $    1,824
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                   1,824
---------------------------------------------------------------------------------------------------------------
EXPENSES

Management Fee                                                                                          795,090
Professional fees                                                                                       210,376
Administration fee                                                                                       70,791
Directors' fees                                                                                          29,151
Loan commitment fees                                                                                     25,792
Custody fee                                                                                               6,593
Loan interest                                                                                               723
Printing, insurance and other expenses                                                                   85,602
---------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                        1,224,118
---------------------------------------------------------------------------------------------------------------

Administration and custody fees waived                                                                  (10,300)
NET EXPENSES                                                                                          1,213,818
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                  (1,211,994)
---------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                         3,550,920
Net change in unrealized appreciation/depreciation on investments in Investment Funds and receivable  1,678,205
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                              5,229,125
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                             $4,017,131
---------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                                                         ADVISER      MEMBERS         TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                                                     $ 31,296   $142,665,556   $142,696,852

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                             (179)    (2,510,545)    (2,510,724)
   Net realized gain/(loss) from investments in Investment Funds                           1,775      8,094,990      8,096,765
   Net change in unrealized appreciation/depreciation on investments in
    Investment Funds                                                                       2,098      8,206,344      8,208,442
Incentive Allocation                                                                      10,773        (10,773)             -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                       14,467     13,780,016     13,794,483
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                                         -      1,918,361      1,918,361
Adviser and Members' withdrawals                                                         (10,773)   (36,977,324)   (36,988,097)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS            (10,773)   (35,058,963)   (35,069,736)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                                                   $ 34,990   $121,386,609   $121,421,599
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                             (129)    (1,211,865)    (1,211,994)
   Net realized gain/(loss) from investments in Investment Funds                           1,438      3,549,482      3,550,920
   Net change in unrealized appreciation/depreciation on investments in
    Investment Funds and receivable                                                           64      1,678,141      1,678,205
Incentive Allocation                                                                       8,373         (8,373)             -
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                        9,746      4,007,385      4,017,131
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' subscriptions                                                        17,480      3,905,000      3,922,480
Adviser and Members' withdrawals                                                            (665)   (12,531,227)   (12,531,892)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS             16,815     (8,626,227)    (8,609,412)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2011                                                       $ 61,551   $116,767,767   $116,829,318
------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                     $   4,017,131
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
 Purchases of investments in Investment Funds                                                   (14,000,000)
 Proceeds from disposition of investments in Investment Funds                                    20,937,484
 Net realized (gain)/loss from investments in Investment Funds                                   (3,550,920)
 Net change in unrealized appreciation/depreciation on investments in Investment Funds and
  receivable                                                                                      (1,678,205)
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Advanced subscriptions in Investment Funds                                                     3,000,000
  Interest receivable                                                                                  349
  Receivable from Highland Credit Strategies Fund, Ltd.                                         (4,437,469)
  Receivable from Investment Funds                                                              13,379,830
  Other assets                                                                                      (1,891)
 Increase (decrease) in liabilities:
  Administration fee payable                                                                       (13,573)
  Custody fee payable                                                                                 (482)
  Directors' fees payable                                                                           12,068
  Management Fee payable                                                                            (9,417)
  Professional fees payable                                                                          2,369
  Other liabilities                                                                                 22,672
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       17,679,946

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Adviser's subscriptions, including change in subscriptions received in advance        17,480
Proceeds from Members' subscriptions, including change in subscriptions received in
advance                                                                                          4,460,000
Payments on Adviser's withdrawals, including change in withdrawals payable                         (10,773)
Payments on Members' withdrawals, including change in withdrawals payable                      (21,739,562)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                          (17,272,855)

Net increase in cash and cash equivalents                                                          407,091
Cash and cash equivalents--beginning of period                                                   6,850,715
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                        $7,257,806
-----------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Interest paid                                                                              $         723
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the Incentive Allocation, if applicable, and the timing of capital transactions.

                                   PERIOD FROM
                                    JANUARY 1,
                                   2011 TO JUNE                               YEARS ENDED DECEMBER 31,
                                     30, 2011                                 ------------------------
                                   (UNAUDITED)          2010             2009           2008           2007           2006
                                  --------------  -----------------  -------------  -------------  -------------  -------------
Ratio of net investment loss to
average members' capital (a), (b)     (1.93%) (c)       (1.78%)            (1.71%)        (1.49%)         (1.52%)        (1.50%)
Ratio of gross expenses to
average members' capital
before Incentive Allocation (a), (b)    1.94% (c)         1.78%              0.00%         0.00%           0.00%          0.00%
Ratio of administration and
custody fees waived to average
members' capital (a), (e), (b)        (0.02%) (c)         0.00% (d)          0.00%         0.00%           0.00%          0.00%
Ratio of net expenses to
average members' capital
before Incentive Allocation (a), (b)    1.92% (c)         1.78%              1.73%         1.59%           1.60%          1.56%
Ratio of net expenses to
average members' capital after
Incentive Allocation (a), (f)           1.94% (c)         1.79%              1.74%         1.59%           2.24%          2.22%
Portfolio turnover rate                12.52%            29.01%             11.18%         9.32%          13.70%         23.69%
Total return before
Incentive Allocation (g)                3.27%            10.55%             13.51%       (27.56%)         14.08%         14.09%
Total return after Incentive
Allocation (h)                          3.26%            10.54%             13.50%       (27.56%)         13.38%         13.38%
Average debt ratio (a)                  0.07%             0.00%              0.00%         0.00%           0.53%          1.46%
Members' capital at end of
period (including the Adviser)    $ 116,829,318   $121,421,599       $142,696,852   $182,107,237   $411,095,852   $351,300,639

----------
(a) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(b) Ratios of net investment loss and gross/net expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  Annualized.

(d)  Less than 0.005%.

(e) The administration and custody fees waiver was effective November 1, 2010. Therefore, the ratio of administration and custody fees waived was not applicable for the years ended December 31, 2006 through December 31, 2009.

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                            FINANCIAL HIGHLIGHTS
                                                                     (CONTINUED)

                                                                   JUNE 30, 2011

f The ratio of net expenses to average members' capital after Incentive Allocation does not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

g Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

h Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION

     O'Connor Fund of Funds: Event LLC (formerly UBS Event Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001 and commenced operations on October 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the fair value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Directors have engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1- quoted prices in active markets for identical securities

     LEVEL 2- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011. Effective June 30, 2011, the Fund used the following categories to classify its Investment Funds.

     The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 90 - 180 day redemption notice periods. Investment Funds representing approximately 26 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 12 - 48 months. The remaining approximately 74 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

     The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 125 day redemption notice periods. Investment Funds representing approximately 18 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 82 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 45 - 65 day redemption notice periods. An Investment Fund representing approximately 16 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 84 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

     The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 60 - 100 day redemption notice periods. An Investment Fund representing approximately 2 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 12 months. The remaining approximately 98 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date. One Investment Fund, with a fair value of $600,283, transferred from Level 3 to Level 2 at June 30, 2011.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2011.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $1,211,994 and $3,550,920 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account described below. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account. A portion of the Management Fee will be paid by UBS A&Q to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser or Administrator as described above.

     The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six month period ended June 30, 2011 and the year ended December 31, 2010 was $8,373 and $10,773, respectively, and was recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the six month period ended June 30, 2011 and as of the year ended December 31, 2010, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     The Adviser withdrew $665 from their capital account for the six month period ended June 30, 2011 and withdrew $10,773 from their capital account for the year ended December 31, 2010.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon
     (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

     Effective March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for reimbursement of the Fund's line of credit commitment fees ("Fee Reduction") for a period of 364 days from November 1, 2010, the effective date of the Fund's line of credit agreement with State Street Bank and Trust Company ("Initial Term"). Based on the methodology within the agreement, the Custodian and BNY Mellon have agreed to waive $20,600 for the Fund over the Initial Term.

     For the six month period ended June 30, 2011, the Custodian and BNY Mellon waived $3,600 and $6,700, respectively, which is shown in aggregate as administration and custody fees waived on the Statement of Operations.

6.   LOAN PAYABLE

     Effective November 1, 2010, the Fund, along with other UBS sponsored funds, entered into a one year, $250,000,000 committed, secured revolving line of credit with State Street Bank and Trust

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

6.   LOAN PAYABLE (CONTINUED)

     Company. The Fund is limited to $20,600,000 (the "Borrower Sublimit Amount") of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members' Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the six month period ended June 30, 2011, the Fund's average interest rate paid on borrowings was 1.75% per annum and the average borrowings outstanding was $82,873. The Fund did not have any borrowings outstanding at June 30, 2011. Interest expense for the six month period ended June 30, 2011 was $723, of which none was payable at June 30, 2011.

7.   INVESTMENTS

     As of June 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2011 amounted to $14,000,000 and $20,937,484, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.50% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 30.00% of net profits earned which excludes Highland Capital, L.P. that no longer charges management or performance incentive fees. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of June 30, 2011, the Fund had $12,538,760 of withdrawals payable. During July 2011, the Fund paid $11,951,736. The remaining amount payable of $587,024 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2011 tender offer.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                                                                  DOLLAR
                                                                                                                  AMOUNT
                                                                                                                    OF
                                                               REALIZED                                            FAIR
                                                                  AND                                              VALUE
                                                              UNREALIZED                               FIRST     FOR FIRST
                                                      % OF     GAIN/(LOSS)    INITIAL                 AVAILABLE   AVAILABLE
INVESTMENT                               FAIR       MEMBERS'      FROM      ACQUISITION  LIQUIDITY   REDEMPTION  REDEMPTION
FUND                         COST        VALUE      CAPITAL   INVESTMENTS      DATE        (A)          (B)         (B)
------------------------  ----------- ------------ --------- ------------  ----------- ------------ ----------- ------------
CREDIT
Harbinger Capital
Partners Fund I, L.P.,
Class L (c)               $    70,420 $    302,543      0.26 $      9,013     5/1/2002 N/A
Harbinger Class PE
Holdings (US) Trust (c)     2,822,991    1,925,838      1.65     (129,961)    5/1/2002 N/A
Marathon Distressed         1,057,021    1,494,887      1.28      463,017     9/1/2007 Every 18
Subprime Fund, L.P. (d)                                                                Months
Normandy Hill Fund,
L.P. (d)                    5,000,000    4,933,398      4.22      (25,732)    7/1/2010 Quarterly
                          ----------- ------------ --------- ------------
 CREDIT SUBTOTAL          $ 8,950,432 $  8,656,666    7.41 % $    316,337

EQUITY HEDGED

Cevian Capital II, L.P.,
Class C (d)                 3,000,000    3,096,876      2.65       96,876     1/1/2011 Anniversary
Gracie Capital, L.P. (e)    1,980,616    2,007,696      1.72       64,481     1/1/2002 N/A
JANA Partners Qualified,
L.P. (c)                      287,415      153,101      0.13            -     1/1/2006 N/A
JANA Piranha Fund, L.P.
(c),(d),(f)                   350,273      276,529      0.24      (29,435)    3/1/2006 N/A
Pershing Square IV,
L.P. (d)                    5,500,000    5,317,985      4.55     (182,015)    5/1/2011 Annually
Seneca Capital, L.P.,
SLV (e)                     2,799,738    2,815,236      2.41       58,173    10/1/2001 N/A
Starboard Value
 and Opportunity
Fund, L.P. (d)              5,000,000    5,657,444      4.84      367,887    11/1/2010 Quarterly
Steel Partners Japan
Strategic Fund, L.P.
(c),(d),(f)                   863,378      486,666      0.42     (119,623)    1/1/2006 N/A

The Children's              3,308,736    5,654,566      4.84      801,910    11/1/2005 Every 36
Investment Fund, L.P.,                                                                 Months
Class A (d)


Trian Partners, L.P. (d)    5,043,397    6,044,104      5.17      570,966     1/1/2008 Quarterly
                          ----------- ------------ --------- ------------
 EQUITY HEDGED SUBTOTAL   $28,133,553 $ 31,510,203   26.97 % $  1,629,220

MULTI-STRATEGY

Davidson Kempner            7,699,918    9,936,383      8.51      379,636    10/1/2006 Semi-
Partners, L.P. (d)                                                                     Annually
OZ Domestic
Partners, L.P. (d)          4,029,924    9,751,319      8.35    1,103,128    10/1/2001 Annually
OZ Domestic
Partners, L.P. (c)          4,803,487    4,881,862      4.18     (820,106)   10/1/2001 N/A
Scoggin Capital
Management II,
LLC (d)                     5,500,000    5,390,564      4.61     (109,436)    5/1/2011 Quarterly
                          ----------- ------------ --------- ------------
 MULTI-STRATEGY SUBTOTAL  $22,033,329 $ 29,960,128   25.65 % $    553,222

RELATIVE VALUE

Brookdale International
Partners, L.P. (g)          4,093,974    8,885,236      7.60      299,097     8/1/2005 Quarterly
Mason Capital, L.P. (d)     9,091,778   10,417,306      8.92      406,785     1/1/2010 Annually
Pentwater Event
Fund, L.L.C.,
Class E (d)                 5,025,179    8,012,437      6.86      739,959    10/1/2007 Annually
Senator Global
Opportunity Fund,
L.P. (c),(d)                  208,924      600,283      0.51      (78,100)    1/1/2010 N/A
Senator Global
Opportunity Fund,
L.P. (d)                    7,791,077    9,472,825      8.11      542,874     1/1/2010 Quarterly
                          ----------- ------------ --------- ------------
 RELATIVE VALUE SUBTOTAL  $26,210,932 $ 37,388,087   32.00 % $  1,910,615

Redeemed
Investment
Funds                               -            -         -       29,552
                          ----------- ------------ --------- ------------
TOTAL                     $85,328,246 $107,515,084   92.03 % $  4,438,946
                          =========== ============ ========= ============

----------
(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(d)  Investment Funds categorized as Level 2 investments.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) The side pocket in the Investment Fund is expected to be fully liquidated within twelve months.

(g) The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund's investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 24 months.

The preceding notes are an integral part of these financial statements.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

Complete information about the Investment Funds' underlying investments is not readily available.

The Fund has a receivable recorded on the Statement of Assets, Liabilities, and Members' Capital from Highland Credit Strategies Fund, Ltd. in the amount of $4,437,469. The underlying investment held is managed within the credit strategies. The unrealized gain on the receivable from Highland Credit Strategies Fund, Ltd. for the period January 1, 2011 through June 30, 2011 is $790,179 which is recorded in net change in unrealized appreciation/depreciation on investments in Investment Funds and receivable on the Statement of Operations.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.

                                  ASSETS TABLE

-----------------------------------------------------------------
               TOTAL FAIR VALUE
                      AT
DESCRIPTION      JUNE 30, 2011   LEVEL 1    LEVEL 2    LEVEL 3
-----------------------------------------------------------------
Credit         $       8,656,666 $      - $ 6,428,285 $2,228,381
Equity Hedged         31,510,203        -  26,534,170  4,976,033
Multi-Strategy        29,960,128        -  25,078,266  4,881,862
Relative Value        37,388,087        -  28,502,851  8,885,236
               --------------------------------------------------
TOTAL ASSETS   $     107,515,084 $      - $86,543,572 $20,971,512
               --------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                            NET
                      BALANCE                                      CHANGE IN                             TRANSFERS    BALANCE
                       AS OF                           REALIZED    UNREALIZED                            IN AND/OR     AS OF
                   DECEMBER 31,        STRATEGY         GAIN /    APPRECIATION                            (OUT) OF    JUNE 30,
DESCRIPTION            2010       RECLASSIFICATION *    (LOSS)    DEPRECIATION  PURCHASES     SALES      LEVEL 3 **     2011
-------------------------------------------------------------------------------------------------------------------------------
Credit             $           - $         2,665,839  $   88,962 $    (209,910) $        - $  (316,510) $         -  $2,228,381
Distressed/Credit      2,665,839          (2,665,839)          -             -           -                        -           -
Equity Hedged                  -           6,042,924       6,923       115,731           -  (1,189,545)           -   4,976,033
Multi-Strategy         5,701,968                   -           -      (820,106)          -           -            -   4,881,862
Relative Value                 -          10,738,854     793,787      (572,790)          -  (1,474,332)    (600,283)  8,885,236
Special Situations    16,781,778         (16,781,778)          -             -           -           -            -           -
-------------------------------------------------------------------------------------------------------------------------------
Total              $  25,149,585 $                 -  $  889,672 $  (1,487,075) $        - $(2,980,387) $  (600,283) $20,971,512
-------------------------------------------------------------------------------------------------------------------------------

----------
* Effective June 30, 2011, the Fund's underlying Fund investments were reclassified into new investment strategies. See Note 3a in the Notes to the Financial Statements for further description of the new investment strategies.

** The transfer out of Level 3 investments in the amount of $600,283 is due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to June 30, 2011.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $(1,408,975).

    The preceding notes are an integral part of these financial statements.

                 O'CONNOR FUND OF FUNDS: EVENT LLC (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on May 18, 2011. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers and the Adviser or its affiliates ("Comparable Funds"). The Directors recognized that certain of the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors observed that the Fund's one-year performance for the period ended March 31, 2011 exceeded the median performance of the Comparable Funds.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Directors showed that while the Fund's management fee was above the median management fee of the Comparable Funds, the Fund's incentive fee was below the median incentive fee of the Comparable Funds. In light of the foregoing, the Directors felt that the combination of advisory fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Fund's Investment Advisory Agreement was in the best interests of the Fund and its investors.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not  applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or  this  Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not  applicable.

     (a)(2)  Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not  applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  O'Connor  Fund  of  Funds:  Event  LLC  (formerly, UBS Event Fund,
L.L.C.)

By (Signature  and  Title)*      /s/ William  Ferri
                                 -------------------------------------------
                                 William Ferri, Principal  Executive  Officer

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ William Ferri
                              ----------------------------------------------
                              William Ferri, Principal Executive Officer

Date August 26, 2011

By (Signature and Title)*     /s/ Robert Aufenanger
                              ------------------------------------------------
                              Robert Aufenanger, Principal Financial Officer

Date August 26, 2011

----------
*   Print the name and title of each signing officer under his or her signature.